Stockholder's Equity (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of accumulated other comprehensive income/(loss)
Unrecognized gains (losses) on cash flow hedges	$ (8,561)	$ (9,969)
Unrecognized gains (losses) on equity investments	(619)	(497)
Unrecognized actuarial gains (losses)	2,748	633
Totals	$ (11,928)	$ (11,099)